Income Tax (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset

The deferred tax asset as of June 30, 2021 and 2020 consisted of the following:

	2021	2020
Net Operating Loss Carryforwards	$13,021,807	$12,028,883
Less Valuation Allowance	(13,021,807)	(12,028,883)
	$—	$—

Schedule of Reconciliation for Income Taxes

Reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 21% for 2021 and 2020 is as follows:

	2021	2020
US federal statutory income tax rate	(21)%	(21)%
State tax – net of benefit	(7)%	(7)%
Non-deductible expenses, net of federal benefit	7%	7%
Increase in valuation allowance	21%	21%
Income tax expense	—	—